LEASES - Additional disclosures (Details) $ in Thousands		1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 11, 2018 aircraft	Apr. 30, 2021 aircraft	Mar. 31, 2021 aircraft	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 10, 2018 USD ($)	Jun. 30, 2021 USD ($) aircraft	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)
LEASES
Maintenance reserve payments expensed						$ 6,003			$ 12,781	$ 8,691	$ 18,584
Number of aircrafts previously under operating leases | aircraft		1	5				6			2
Aircraft maintenance deposits contra assets
LEASES
Remaining balance of the contra-asset				$ 22,792			$ 22,792			$ 36,729	43,844
Reduction in the contra-asset							13,937			7,115
Purchase of number of aircrafts previously leased										$ 5,624
Number of aircrafts previously under operating leases | aircraft	6									2
Contra-asset as a reduction to Maintenance expense				$ 850	$ 0		$ 850	$ 328	$ 6,516	$ 1,402	$ 12,263